Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

The movement in contract liabilities was as follows:

	As of December 31,
	2023	2024
	HK$	HK$	US$
At beginning of the financial year	3,307,618	1,524,761	196,295
Receipts from customers	2,642,000	3,468,100	446,477
Revenue recognized during the year	(4,424,857)	(3,682,426)	(474,069)
At end of the financial year	1,524,761	1,310,435	168,703

Schedule of Unsatisfied Performance Obligations

Unsatisfied performance obligations

	As of December 31,
	2023	2024
	HK$	HK$	US$
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as the end of financial year	2,252,000	2,680,400	345,070